UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number: 028-10721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633


Signature, Place and Date of Signing:


  /s/ Laura Roche              New York, New York            November 14, 2007
--------------------        ------------------------        --------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:      $81,504
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8

                               TITLE                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
--------------                 --------    -----       --------  -------    ---  ----  ----------  --------   ----      ------  ----
ANNALY CAP MGMT INC            COM         035710409   19,514    1,225,000  SH         SOLE        NONE       1,225,000
BURLINGTON NORTHN SANTA FE C   COM         12189T104    5,601       69,000  SH         SOLE        NONE          69,000
CSX CORP                       COM         126408103    2,607       61,000  SH         SOLE        NONE          61,000
FEDERAL NATL MTG ASSGN         COM         313586109    8,635      142,000  SH         SOLE        NONE         142,000
GREAT LAKES BANCORP            COM         390914109    4,784      355,659  SH         SOLE        NONE         355,659
GREENLIGHT CAPITAL RE LTD      CLASS A     G4095J109      913       45,000  SH         SOLE        NONE          45,000
HERCULES TECH GROWTH CAP INC   COM         427096508   10,628      800,900  SH         SOLE        NONE         800,900
MFA MTG INVTS INC              COM         55272x102    4,750      590,000  SH         SOLE        NONE         590,000
NORFOLK SOUTHERN CORP          COM         655844108    3,374       65,000  SH         SOLE        NONE          65,000
SCHOLASTIC CORP                COM         807066105    6,240      179,001  SH         SOLE        NONE         179,001
STEAK N SHAKE CO               COM         857873103    6,375      424,700  SH         SOLE        NONE         424,700
TRANSOCEAN INC                 ORD         g90078109    8,083       71,500  SH         SOLE        NONE          71,500






SK 16233 0001 819542